Consolidated Statements of Comprehensive Income (Loss) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Change in pension and postretirement benefits, tax expense	$ 1,999	$ (2,423)	$ 19,528